INVESTMENT IN EQUITY METHOD INVESTEES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011 Beijing Actions [Member]	Dec. 31, 2010 Beijing Actions [Member]	Dec. 31, 2009 Beijing Actions [Member]	Dec. 31, 2012 Grand Choice [Member]	Sep. 30, 2012 Grand Choice [Member]	Dec. 31, 2010 Grand Choice [Member]	May 31, 2011 Nann Capital [Member]	Dec. 31, 2010 Nann Capital [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage				45.80%	35.00%	35.00%	19.00%	12.00%	20.00%	40.00%	40.00%
Investments in equity method investees	$ 14,329	$ 14,246		$ 2,600					$ 600	$ 7,076	$ 4,406
Payments to acquire equity method investments	$ 1,500	$ 9,676	$ 5,606